SCHEDULE OF REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS, AND DIVIDEND INCOME FROM INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Investments, All Other Investments [Abstract]
Unrealized gain	$ 227,785	$ 37,726	$ 41,959
Realized gain (loss)	49,439	(697)	(4,489)
Dividend income	$ 58,434	$ 23,699	$ 53,053